CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Translation Difference	Valuation Adjustments	Result for the Year	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2016	171,838
Equity at beginning of period at Dec. 31, 2016	$ 1,795	$ 1,332,428	$ (217,423)	$ (11,887)	$ (338,427)	$ 125,556	$ 892,042
Comprehensive (loss) income			52,748	(4,912)	(678)	(3,222)	43,936	[1]
Issue of share capital	1	179					180
Share-based compensation		2,405					2,405
Distribution of profit (loss)		(338,427)			338,427
Dividends paid to joint venture partner						(7,350)	(7,350)
Non-controlling interest arising on the acquisition and increase in ownership interest						6,750	6,750
Other changes		(205)					(205)
Equity at end of period at Dec. 31, 2017	$ 1,796	996,380	(164,675)	(16,799)	(678)	121,734	937,758
Shares outstanding at end of period at Dec. 31, 2017	171,977
Shares issued (in shares)	139
Comprehensive (loss) income			(44,276)	5,591	43,661	(19,978)	(15,002)	[1]
Issue of share capital		240					240
Cash settlement of equity awards		(680)					(680)
Share-based compensation		2,798					2,798
Distribution of profit (loss)		(678)			678
Dividends paid		(20,642)					(20,642)
Own shares acquired	$ (12)	(20,088)					(20,100)
Own shares acquired (in shares)	(1,153)
Non-controlling interest arising on the acquisition and increase in ownership interest		(15,623)	1,585	(351)		14,389
Equity at end of period at Dec. 31, 2018	$ 1,784	941,707	(207,366)	(11,559)	43,661	116,145	884,372
Shares outstanding at end of period at Dec. 31, 2018	170,864
Shares issued (in shares)	40
Comprehensive (loss) income			(9,886)	9,390	(280,601)	(3,852)	(284,949)
Share-based compensation		4,879					4,879
Distribution of profit (loss)		43,661			(43,661)
Dividends paid						(97)	(97)
Non-controlling interest arising on the acquisition and increase in ownership interest		(14,889)	7,100			5,881	(1,908)
Equity at end of period at Dec. 31, 2019	$ 1,784	$ 975,358	$ (210,152)	$ (2,169)	$ (280,601)	$ 118,077	$ 602,297
Shares outstanding at end of period at Dec. 31, 2019	170,864

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.